Revenue from Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contracts with Customers [Abstract]
Summary of Disaggregation of Total Revenue by Reportable Segment

The table below disaggregates total revenue by reportable segment (see Note 14) for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2025	2024	2025	2024
(in USD and thousands)
Ocean	$712,891	$573,225	$1,271,869	$1,020,905
River	1,021,719	891,747	1,235,802	1,057,178
Other	145,757	122,289	269,752	227,333
Total revenue	$1,880,367	$1,587,261	$2,777,423	$2,305,416

Summary of Disaggregation of Percentage of Passengers by Source Market	The table below disaggregates percentage of passengers by source market, which is the passenger’s home country or region, for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2025	2024	2025	2024
North America	88.1%	89.2%	89.1%	89.9%
Australia	5.4%	5.4%	4.6%	4.9%
Other	6.5%	5.4%	6.3%	5.2%
	100.0%	100.0%	100.0%	100.0%